COMMITMENTS AND CONTINGENCIES (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Discription of term lease	12 months or shorter.	June 30, 2021	June 30, 2021
Future minimum operating lease payments		$ 28,643
Buildings [Member] | Shenzhen Baileqi Electronic Technology Co Ltd [Member]
Annual rent expense		$ 2,500
Discription of term lease		May 31, 2021	May 31, 2021
Buildings [Member] | Keenest [Member]
Annual rent expense		$ 1,500
Discription of term lease		July 20, 2021	July 20, 2021
RMB | Buildings [Member] | Shenzhen Baileqi Electronic Technology Co Ltd [Member]
Annual rent expense | ¥			¥ 17,525
Discription of term lease		May 31, 2021	May 31, 2021
RMB | Buildings [Member] | Keenest [Member]
Annual rent expense | ¥			¥ 10,000
Discription of term lease		July 20, 2021	July 20, 2021